CERTIFICATION OF STRONG COMMON STOCK FUND, INC. ON BEHALF OF THE
                               FOLLOWING SERIES:

                        Strong Advisor Common Stock Fund
                     Strong Advisor Endeavor Large Cap Fund
                            Strong Advisor Focus Fund
                         Strong Advisor Technology Fund


STRONG COMMON STOCK FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statements of Additional Information for the (i) Strong Advisor Common Stock Fund - Class A, Class B, Class C, and Class Z shares, (ii) Strong Advisor Endeavor Large Cap Fund - Class A, Class B, and Class C shares, (iii) Strong Advisor Focus Fund - Class A, Class B, and Class C shares, and (iv) Strong Advisor Technology Fund - Class A, Class B, and Class C shares, filed by the Registrant with the Securities and Exchange Commission on April 30, 2004 (with an effective date of May 1, 2004) pursuant to Post-Effective Amendment No. 29 (File No. 33-25399; 811-5687) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Prospectuses and Statements of Additional Information for the Strong Advisor Common Stock Fund, Strong Endeavor Large Cap Fund, Strong Advisor Focus Fund, and Advisor Technology Fund that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                      STRONG COMMON STOCK FUND, INC.

                                      /s/ Richard W. Smirl
                                      ---------------------------------------
                                      By:     Richard W. Smirl
                                      Title:  Vice President and Secretary

                                      Dated:  May 4, 2004